UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-3493

                        American Federation of Labor and
                      Congress of Industrial Organizations
                            Housing Investment Trust
               (Exact name of registrant as specified in charter)

             1717 K Street, N.W., Suite 707, Washington, D.C. 20036
               (Address of principal executive offices) (Zip code)

                                 Kenneth G. Lore
                               Swidler Berlin, LLP
             3000 K Street, N.W., Suite 300, Washington, D.C., 20007
                     (Name and address of agent for service)

                                 (202) 331-8055
              (Registrant's telephone number, including area code)

Date of fiscal year end: December 31
Date of reporting period: September 30, 2005

Item 1. Schedule of Investments.

Schedule of Portfolio Investments

September 30, 2005  (Dollars in thousands; unaudited)

FHA Permanent Securities (4.6% of net assets)

                   Interest Rate         Maturity Dates       Face Amount    Amortized Cost          Value
----------------------------------------------------------------------------------------------------------
Single Family

                           7.75%      Jul-2021-Aug-2021         $      39         $      39      $      39
                           8.00%               Jul-2021                85                85             85
----------------------------------------------------------------------------------------------------------
                                                                      124               124            124
----------------------------------------------------------------------------------------------------------

Multifamily(1)

                           5.25%               Mar-2024             5,335             5,369          5,304
                           5.60%               Jun-2038             2,918             2,924          2,975
                           5.62%               Jun-2014               818               819            824
                           5.65%               Oct-2038             2,236             2,311          2,279
                           5.87%               Jun-2044             1,985             1,986          2,087
                           6.02%               Jun-2035             7,243             7,246          7,609
                           6.66%               May-2040             5,807             5,811          6,073
                           6.70%               Dec-2042             6,058             6,060          6,532
                           6.75%      Feb-2039-Jul-2040             6,536             6,507          7,100
                           6.88%               Apr-2031            29,100            28,785         31,064
                           7.00%               Jun-2039             6,089             6,133          6,394
                           7.05%               Jul-2043             5,363             5,363          5,914
                           7.13%               Mar-2040             7,957             7,933          8,851
                           7.17%               Feb-2040             4,783             4,784          4,985
                           7.20%      Dec-2033-Oct-2039            10,193            10,199         11,352
                           7.50%               Sep-2032             1,649             1,654          1,900
                           7.70%               Oct-2039            12,195            12,138         12,976
                           7.75%               Oct-2038             1,406             1,400          1,465
                           7.88%      Nov-2036-Jul-2038             9,143             9,147          9,271
                           7.93%               Apr-2042             2,912             2,912          3,426
                           8.15%               Mar-2037             1,202             1,321          1,314
                           8.27%               Jun-2042             2,545             2,545          2,919
                           8.38%               Feb-2007               334               345            341
                           8.40%               Apr-2012               809               809            811
                           8.75%      Jul-2036-Aug-2036            11,917            11,873         12,034
                           8.80%               Oct-2032             5,401             5,401          5,401
                           8.88%               May-2036             2,418             2,386          2,438
----------------------------------------------------------------------------------------------------------
                                                                  154,352           154,161        163,639
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                Total FHA  Permanent Securities                 $ 154,476         $ 154,285      $ 163,763
==========================================================================================================

Schedule of Portfolio Investments

September 30, 2005 (Dollars in thousands; unaudited)

FHA Construction Securities and Commitments (0.2% of net assets)

                           Interest Rates(2)                           Commitment
                      Permanent     Construction     Maturity Date       Amount        Face Amount    Amortized Cost     Value
-------------------------------------------------------------------------------------------------------------------------------
Multifamily(1)

                         5.35%          5.35%        Mar-2047           $  8,050        $  8,050         $  8,050      $  8,116
-------------------------------------------------------------------------------------------------------------------------------
                                                                           8,050           8,050            8,050         8,116
-------------------------------------------------------------------------------------------------------------------------------

Forward Commitments

                         5.55%          5.55%        May-2042              8,950              --               --           179
-------------------------------------------------------------------------------------------------------------------------------
                                                                           8,950              --               --           179
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
             Total FHA Construction Securities and Commitments          $ 17,000        $  8,050         $  8,050      $  8,295
===============================================================================================================================

Schedule of Portfolio Investments

September 30, 2005 (Dollars in thousands; unaudited)

Ginnie Mae Securities and Commitments (27.3% of net assets)

                                                          Commitment
               Interest Rate         Maturity Dates         Amount       Face Amount    Amortized Cost         Value
---------------------------------------------------------------------------------------------------------------------
Single Family

                   3.75%                     Dec-2033      $               $  19,815         $  19,715      $  19,524
                   4.00%            Feb-2033-Aug-2033                         13,772            13,879         13,807
                   4.13%            Nov-2032-Oct-2033                         19,303            19,493         19,395
                   5.50%            Jan-2033-Aug-2033                         14,007            14,173         14,166
                   6.00%            Jan-2032-Jun-2033                          7,479             7,751          7,680
                   6.50%            Jul-2028-Jun-2032                          6,350             6,568          6,626
                   7.00%            Nov-2016-Jan-2030                         11,236            11,516         11,858
                   7.50%            Apr-2013-Aug-2030                         11,505            11,793         12,205
                   8.00%            Nov-2009-Dec-2030                          5,521             5,659          5,901
                   8.50%            Nov-2009-Aug-2027                          4,260             4,356          4,591
                   9.00%            May-2016-Jun-2025                          1,219             1,252          1,336
                   9.50%            Sep-2021-Sep-2030                            522               537            572
                  10.00%                     Jun-2019                              1                 1              2
                  12.00%            May-2015-Jun-2015                              1                 1              1
                  13.00%                     Jul-2014                              1                 1              1
                  13.25%                     Dec-2014                              1                 1              1
                  13.50%                     Aug-2014                              1                 1              1
---------------------------------------------------------------------------------------------------------------------
                                                                             114,994           116,697        117,667
---------------------------------------------------------------------------------------------------------------------

Multifamily(1)

                   2.91%                     Aug-2020                          8,873             8,867          8,461
                   3.61%                     May-2018                         20,317            19,896         19,804
                   3.65%            Sep-2017-Oct-2027                         27,444            27,232         26,562
                   4.25%                     Feb-2031                          6,000             5,968          5,856
                   4.26%                     Jul-2029                          3,000             2,992          2,912
                   4.43%            Apr-2034-Jun-2034                        103,700           101,648         99,125
                   4.49%                     Apr-2023                          8,531             8,531          8,366
                   4.57%                     Sep-2027                         10,000             9,999          9,851
                   4.59%                     May-2033                         16,300            16,290         16,129
                   4.65%                     Mar-2026                            525               523            523
                   4.66%                     Dec-2030                         23,617            23,553         23,236
                   4.71%                     May-2025                         33,294            33,291         32,873
                   4.78%                     Apr-2034                         33,027            34,607         32,886
                   4.88%                     Mar-2036                         10,000            10,011          9,919
                   4.92%                     May-2034                         40,000            40,055         39,679
                   4.95%                     Dec-2044                         11,098            11,300         11,075
                   5.00%                     Dec-2033                          5,425             5,489          5,388
                   5.05%                     Nov-2028                         32,000            32,117         32,142
                   5.12%                     Feb-2037                         10,000            10,192         10,052
                   5.13%                     Jul-2024                          5,000             5,085          5,041
                   5.15%                     Jun-2023                         37,167            38,023         37,341
                   5.18%            May-2028-Dec-2044                         35,962            35,892         36,381
                   5.21%                     Jan-2045                          5,809             5,812          5,902
                   5.25%            Sep-2028-Oct-2044                         26,643            26,750         27,471
                   5.30%                     Apr-2039                         55,000            54,081         55,881
                   5.32%                     Aug-2030                         35,000            34,848         35,609
                   5.50%            Sep-2023-Aug-2038                         53,113            55,100         54,513
                   5.58%                     May-2031                         80,583            84,258         83,453
                   5.60%                     Nov-2036                          4,362             4,252          4,633
                   5.68%                     Jul-2027                          5,152             5,334          5,365
                   5.71%                     Jan-2045                          7,453             7,454          7,848
                   5.85%                     Mar-2045                         18,546            18,454         19,969
                   5.88%                     Mar-2024                         12,045            12,046         12,326
                   5.89%                     Oct-2023                         10,000            10,553         10,260
                   6.11%                     Nov-2021                            948               948            969
                   6.26%                     Apr-2027                         10,000            10,821         10,681
                   6.41%                     Aug-2023                          3,464             3,464          3,689
                   7.00%                     Jun-2043                         28,755            28,755         31,405
                   8.75%                     Dec-2026                          4,041             4,041          4,063
---------------------------------------------------------------------------------------------------------------------
                                                                             842,194           848,532        847,639
---------------------------------------------------------------------------------------------------------------------

Forward Commitments

                   4.97%                     Dec-2035          6,125              --                31            (12)
                   7.50%                     Dec-2043         23,300              --                69            233
---------------------------------------------------------------------------------------------------------------------
                                                              29,425              --               100            221
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
        Total Ginnie Mae Securities and Commitments        $  29,425       $ 957,188         $ 965,329      $ 965,527
=====================================================================================================================

Schedule of Portfolio Investments

September 30, 2005  (Dollars in thousands; unaudited)

Ginnie Mae Construction Securities and Commitments (9.6% of net assets)

                      Interest Rates(2)                                 Commitment
                 Permanent    Construction        Maturity Date           Amount       Face Amount     Amortized Cost     Value
--------------------------------------------------------------------------------------------------------------------------------
Multifamily(1)

                    4.65%         5.00%                 Oct-2045(3)     $  28,901       $  27,029        $  25,780     $  27,011
                    4.70%         4.70%                 Jan-2047(4)         6,035           6,035            6,035         5,987
                    4.74%         4.74%                 Feb-2045(4)         6,418           2,984            2,789         2,861
                    4.82%         4.82%                 Jul-2046(4)         6,300           6,300            6,304         6,263
                    4.83%         4.83%                 May-2046(4)         5,650           5,650            5,650         5,617
                    4.88%         4.88%                 Jun-2045           35,000          31,285           31,465        30,952
                    4.89%         4.89%                 Dec-2044           10,440          10,440           10,470        10,512
                    4.94%         4.94%                 May-2046(4)         4,000           4,000            4,005         4,006
                    5.10%         2.25%                 Sep-2045            7,230           7,230            7,243         7,303
                    5.10%         5.10%                 Oct-2046           24,300          15,688           15,820        16,321
                    5.19%         5.19%                 Oct-2045           11,880          11,264           11,326        11,497
                    5.20%         5.20%                 Apr-2047           26,059           7,929            8,190         7,937
                    5.21%         5.21%                 Jan-2047(4)        16,188           1,027              896         1,178
                    5.25%         5.95%                 Feb-2031           42,100          29,908           29,806        30,347
                    5.34%         5.34%                 Mar-2046(4)        11,340           3,112            3,129         3,337
                    5.35%         5.35%                 Dec-2044(4)         8,800           8,800            8,810         9,041
                    5.35%         5.35%                 Mar-2046           10,800           9,464            9,639         9,790
                    5.51%         5.51%                 Apr-2046           27,944          20,465           21,111        22,011
                    5.55%         5.55%                 Mar-2045            9,279           8,848            8,850         9,221
                    5.62%         5.62%                 Mar-2046            8,200           2,381            2,463         2,852
                    5.75%         5.75%        Sep-2045-Aug-2046           27,954          21,615           21,528        23,319
                    5.85%         5.85%                 Nov-2045            2,091           1,602            1,605         1,736
                    6.00%         6.00%                 Jan-2046            3,689           2,132            2,134         2,402
                    6.22%         5.75%                 Aug-2035           14,599          10,245           10,252        11,493
                    6.60%         6.60%                 May-2043           17,793          16,296           15,889        17,927
                    7.75%         7.25%                 Aug-2035           51,779          51,779           51,535        56,958
--------------------------------------------------------------------------------------------------------------------------------
                                                                          424,769         323,508          322,724       337,879
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
          Total Ginnie Mae Construction Securities and Comitments       $ 424,769       $ 323,508        $ 322,724     $ 337,879
================================================================================================================================

Schedule of Portfolio Investments

September 30, 2005 (Dollars in thousands; unaudited)

Fannie Mae Securities and Commitments  (36.5 % of net assets)

              Interest Rate            Maturity Dates          Face Amount      Amortized Cost         Value
--------------------------------------------------------------------------------------------------------------
Single family

                  3.97%                        Aug-2033        $     2,867       $     2,858       $     2,827
                  4.00%                        Jul-2033             15,220            15,335            15,097
                  4.05%                        Jul-2033              7,937             7,869             7,878
                  4.27%                        May-2033              8,671             8,731             8,602
                  4.28%                        Aug-2033              7,438             7,421             7,371
                  4.30%                        Aug-2033             23,159            23,088            22,975
                  4.50%               Jun-2018-Feb-2019             17,890            18,217            17,529
                  4.55%                        Nov-2033             21,314            21,330            21,225
                  4.59%                        Aug-2034              1,478             1,489             1,467
                  5.00%               Jul-2018-Jul-2035            104,139           104,594           102,835
                  5.50%               Jul-2017-Aug-2035            259,023           262,553           259,589
                  6.00%               Jan-2006-Sep-2035            134,731           138,088           137,281
                  6.50%               Nov-2016-Nov-2032             16,005            16,213            16,535
                  7.00%               Nov-2013-May-2032             11,682            11,843            12,235
                  7.50%               Nov-2016-Sep-2031              3,965             3,928             4,194
                  8.00%               Jan-2007-May-2031              2,958             3,001             3,105
                  8.50%               Nov-2009-Apr-2031              2,017             2,057             2,140
                  9.00%               Jul-2009-May-2025                613               619               657
--------------------------------------------------------------------------------------------------------------
                                                                   641,107           649,234           643,542
--------------------------------------------------------------------------------------------------------------

Multifamily(1)

                  3.24%                        Dec-2005(5)          18,381            18,274            18,270
                  3.81%                        Nov-2012              7,874             7,874             7,618
                  3.94%                        Jan-2006(5)          29,209            28,922            28,928
                  4.10%                        Jun-2027              9,498             9,275             9,218
                  4.48%                        Oct-2031             31,960            31,970            31,589
                  4.55%                        Oct-2033              5,259             5,317             5,108
                  4.66%               Jul-2021-Sep-2033              8,821             8,962             8,647
                  4.67%                        Aug-2033              9,600             9,583             9,323
                  4.71%                        Feb-2011              5,658             5,718             5,662
                  4.77%                        Apr-2012              4,160             4,273             4,160
                  4.99%                        Aug-2021              2,413             2,388             2,416
                  5.15%                        Oct-2022              4,905             4,954             5,026
                  5.23%               Mar-2018-Apr-2021              4,882             5,038             5,016
                  5.24%                        Dec-2012              1,953             1,958             1,984
                  5.30%                        Oct-2014                891               918               921
                  5.34%                        Apr-2012                310               320               320
                  5.35%                        Dec-2012              5,870             5,885             6,011
                  5.43%                        May-2021              3,504             3,600             3,662
                  5.44%                        Sep-2013              2,097             2,126             2,186
                  5.45%                        May-2033              3,328             3,376             3,420
                  5.50%                        Sep-2011             20,000            21,017            20,777
                  5.58%                        Jan-2021              3,819             3,870             4,011
                  5.60%                        Oct-2023(6)          12,550            12,268            13,231
                  5.70%               Mar-2009-May-2011              7,689             8,123             7,918
                  5.78%                        Dec-2008              1,467             1,545             1,510
                  5.80%               Jan-2009-Jan-2033              9,120             9,446             9,583
                  5.83%                        Aug-2014              1,187             1,251             1,247
                  5.84%                        Aug-2010              1,807             1,888             1,829
                  5.85%                        Oct-2008                956               999               967
                  5.88%                        Nov-2027              3,461             3,536             3,699
                  5.89%               Nov-2008-Mar-2009              8,771             9,181             9,048
                  5.91%                        Dec-2008              1,007             1,062             1,040
                  5.96%                        Jan-2029                501               513               538
                  6.03%                        Jun-2017              1,952             2,118             2,122
                  6.09%                        May-2009              1,330             1,386             1,383
                  6.10%                        Apr-2011              2,848             3,040             3,027
                  6.13%                        Dec-2016              3,782             4,133             4,051
                  6.14%                        Sep-2033                329               356               359
                  6.15%                        Oct-2032              3,792             3,905             4,082
                  6.16%                        Aug-2013             12,516            13,518            12,906
                  6.19%                        Jul-2013              5,000             5,402             5,385
                  6.21%                        Aug-2010             10,866            11,623            11,490
                  6.22%               Aug-2032-Jul-2034             11,317            12,161            12,358
                  6.23%               Dec-2008-Sep-2034              1,872             1,996             2,035
                  6.25%                        Dec-2013              1,924             1,973             2,038
                  6.27%                        Jan-2012              2,169             2,208             2,337
                  6.28%               Oct-2008-Nov-2028              5,834             6,284             6,258
                  6.35%               May-2010-Aug-2032             40,854            42,354            43,535
                  6.39%                        Apr-2019              1,055             1,144             1,164
                  6.41%                        Aug-2013              2,004             2,149             2,083
                  6.42%               Apr-2011-Aug-2013              7,238             7,793             7,526
                  6.44%               Apr-2014-Dec-2018             48,172            48,834            53,939
                  6.50%               May-2008-Jun-2016              8,153             8,392             8,599
                  6.52%               Jul-2008-May-2029              7,725             8,464             8,481
                  6.53%                        May-2030              7,395             7,416             7,571
                  6.63%               Jun-2014-Apr-2019              4,954             4,983             5,377
                  6.65%               Aug-2007-Aug-2011              2,154             2,338             2,321
                  6.70%                        Jan-2011              2,537             2,718             2,646
                  6.74%                        Aug-2007             13,450            14,288            13,741
                  6.75%                        Aug-2007                902               949               926
                  6.79%                        Aug-2009              7,357             7,359             7,844
                  6.80%                        Jul-2016                996               996             1,095
                  6.85%                        Aug-2014             45,591            45,593            51,328
                  6.88%                        Feb-2028              5,178             5,798             5,685
                  6.92%                        Jun-2007              5,475             5,607             5,569
                  6.96%                        Aug-2007              5,902             6,016             6,076
                  7.00%                        Jun-2018              4,463             4,463             4,910
                  7.01%                        Apr-2031              3,603             3,643             4,076
                  7.07%                        Feb-2031             18,203            18,619            20,502
                  7.16%                        Jan-2022                715               745               727
                  7.18%                        Aug-2016                611               611               683
                  7.20%               Apr-2010-Aug-2029              9,825             9,560            10,943
                  7.25%               Nov-2011-Jul-2012              9,179             9,179             9,531
                  7.30%                        May-2010                778               798               825
                  7.40%                        Aug-2010              1,230             1,337             1,359
                  7.42%                        Nov-2018              5,550             5,961             5,587
                  7.46%                        Aug-2029              9,914            11,348            11,191
                  7.50%                        Dec-2014              2,027             2,032             2,264
                  7.53%                        Feb-2024              9,560            10,755             9,928
                  7.71%                        Feb-2010              9,473             9,581             9,847
                  7.75%               Dec-2012-Dec-2024              4,308             4,311             4,824
                  8.00%               Nov-2019-May-2020              6,100             6,082             6,129
                  8.13%               Sep-2012-Aug-2020              9,509             9,486             9,815
                  8.38%                        Jan-2022                991               994             1,030
                  8.40%                        Jul-2023                539               530               634
                  8.50%               Sep-2006-Sep-2026              6,027             6,506             6,938
                  8.63%                        Sep-2028              6,936             6,936             8,238
                  9.13%                        Sep-2015              3,177             3,164             3,198
--------------------------------------------------------------------------------------------------------------
                                                                   638,249           655,365           673,399
--------------------------------------------------------------------------------------------------------------

              Forward Commitments
                  4.99%                        Mar-2021                 --                --            (1,117)
                  5.00%                                            (25,000)          (24,696)          (24,469)
--------------------------------------------------------------------------------------------------------------
                                                                   (25,000)          (24,696)          (25,586)
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
       Total Fannie Mae Securities and Commitments             $ 1,254,356       $ 1,279,903       $ 1,291,355
==============================================================================================================

Schedule of Portfolio Investments

September 30, 2005  (Dollars in thousands; unadudited)

Freddie Mac Securities (11.5% of net assets)

                    Interest Rate       Maturity Dates        Face Amount     Amortized Cost       Value
---------------------------------------------------------------------------------------------------------
Single family

                         4.00%                 Oct-2033        $  13,873        $  13,670       $  13,644
                         4.24%                 Jun-2033            5,210            5,186           5,159
                         4.37%                 Jul-2035            3,503            3,487           3,469
                         4.50%        Aug-2018-Feb-2019           27,908           28,038          27,363
                         5.00%        Jan-2019-Jul-2035           56,630           57,321          56,357
                         5.50%        Oct-2017-Jan-2035           53,492           54,692          53,796
                         6.00%        Dec-2006-Sep-2035          194,512          200,843         197,959
                         6.50%        Feb-2007-Sep-2035           32,551           33,312          33,524
                         7.00%        Mar-2011-Mar-2030            4,066            4,037           4,249
                         7.50%        Jul-2010-Apr-2031            4,077            4,042           4,299
                         8.00%        May-2008-Feb-2030            2,209            2,214           2,293
                         8.50%        Jun-2010-Jan-2025            1,439            1,453           1,522
                         9.00%        Sep-2010-Mar-2025              409              414             437
---------------------------------------------------------------------------------------------------------
                                                                 399,879          408,709         404,071
---------------------------------------------------------------------------------------------------------

Multifamily(1)

                         8.00%                 Feb-2009            3,708            3,705           3,726
----------------------------------------------------------------------------------------------------------
                                                                   3,708            3,705           3,726
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                         Total Freddie Mac Securities          $ 403,587        $ 412,414       $ 407,797
==========================================================================================================

Schedule of Portfolio Investments

September 30, 2005 (Dollars in thousands; unaudited)

Government-Sponsored Enterprise Securities (5.4% of net assets)

Issuer             Interest Rate             Maturity Date       Face Amount      Amortized Cost        Value
--------------------------------------------------------------------------------------------------------------
Fannie Mae              1.88%                      Feb-2006       $  25,000         $  24,954        $  24,805
Fannie Mae              2.25%                      May-2006          15,045            15,090           14,871
Fannie Mae              2.50%                      Jun-2006          15,000            14,958           14,823
Fannie Mae              3.13%                      Jul-2006          40,000            40,139           39,663
Fannie Mae              6.00%             Feb-2020-Mar-2025          98,660            99,267           98,025
--------------------------------------------------------------------------------------------------------------
Total Government-Sponsored Enterprise Securities                  $ 193,705         $ 194,408        $ 192,187
==============================================================================================================

Schedule of Portfolio Investments

September 30, 2005 (Dollars in thousands; unaudited)

United States Treasury Securities (1.4% of net assets)

                   Interest Rate      Maturity Dates       Face Amount     Amortized Cost          Value
--------------------------------------------------------------------------------------------------------
                        4.25%            Aug-2015           $ 50,000           $ 50,355         $ 49,680
--------------------------------------------------------------------------------------------------------
      Total United States Treasury Securities               $ 50,000           $ 50,355         $ 49,680
========================================================================================================

Schedule of Portfolio Investments

September 30, 2005 (Dollars in thousands; unaudited)

State Housing Finance Agency Securities (0.0% of net assets)

               Issuer                           Interest Rate     Maturity Date     Face Amount    Amortized Cost      Value
------------------------------------------------------------------------------------------------------------------------------
Multifamily(1)
               MA Housing Finance Agency            8.63%            Jan-2013         $    340        $    344        $    376
------------------------------------------------------------------------------------------------------------------------------
               Total State Housing Finance Agency Securities                          $    340        $    344        $    376
------------------------------------------------------------------------------------------------------------------------------

Schedule of Portfolio Investments

September 30, 2005  (Dollars in thousands; unaudited)

Other Mutifamily Investments and Commitments (1.9% of net assets)

                     Interest Rates(2)                           Commitment
                Permanent    Construction     Maturity Dates       Amount        Face Amount    Amortized Cost        Value
------------------------------------------------------------------------------------------------------------------------------
Multifamily Construction/Permanent Mortgages

                   5.54%         N/A             Jul-2017(7)      $  62,016      $    30,253      $    30,315      $    31,947
                   7.63%         N/A             Jan-2011               813              477              477              501
                   8.63%         N/A             Apr-2025                --            1,302            1,302            1,302
                   9.50%         N/A             Apr-2024                --              688              688              688
                   9.75%         N/A             Nov-2018                --            1,214            1,214            1,214
------------------------------------------------------------------------------------------------------------------------------
                                                                     62,829           33,934           33,996           35,652
------------------------------------------------------------------------------------------------------------------------------

Privately Insured Construction/Permanent Mortgages(8)

                   5.40%         N/A             Apr-2047             9,000               --               --             (112)
                   5.55%        5.55%            May-2021            12,006           11,699           11,701           11,719
                   5.55%        5.55%            Jan-2047            12,809           12,809           12,811           12,806
                   5.73%         N/A             Aug-2047             5,740               --               --               58
                   5.95%        5.95%            Mar-2044             4,400            4,363            4,379            4,490
                   6.15%        6.15%            Mar-2045             1,600            1,595            1,601            1,674
                   6.20%        6.20%            Mar-2047             5,200              288              288              459
------------------------------------------------------------------------------------------------------------------------------
                                                                     50,755           30,754           30,780           31,094
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
      Total Other Multifamily Investments and Commitments         $ 113,584      $    64,688      $    64,776      $    66,746
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
              Total Long-Term Investments                                        $ 3,409,898      $ 3,452,588      $ 3,483,605
------------------------------------------------------------------------------------------------------------------------------

Schedule of Portfolio Investments

September 30, 2005 (Dollars in thousands; unaudited)

Short-term Investments (1.3% of net assets)

Description                          Maturity Date     Interest Rate(9)     Face Amount       Amortized Cost        Value
---------------------------------------------------------------------------------------------------------------------------
Short-term - Cash Equivalents(10)
Repurchase Agreement
Amalgamated Bank(11)                October 24, 2005         3.50%          $     2,000        $     2,000      $     2,000
---------------------------------------------------------------------------------------------------------------------------
                                                                                  2,000              2,000            2,000
---------------------------------------------------------------------------------------------------------------------------

Commercial Paper
Anheuser-Busch                       October 3, 2005         3.77%               14,995             14,997           14,997
Ciesco LLC                           October 3, 2005         3.87%                9,997              9,998            9,998
CRC Funding                          October 3, 2005         3.87%                9,997              9,998            9,998
GW University                       October 26, 2005         3.90%                8,224              8,224            8,224
---------------------------------------------------------------------------------------------------------------------------
                                                                                 43,213             43,217           43,217
---------------------------------------------------------------------------------------------------------------------------

Certificate of Deposit
Shore Bank - Pacific                 October 3, 2005         3.31%                  100                100              100
---------------------------------------------------------------------------------------------------------------------------
                                                                                    100                100              100
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Total Short-Term Investments                                                $    45,313        $    45,317      $    45,317
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Total Investments                                                           $ 3,455,211        $ 3,497,905      $ 3,528,922
===========================================================================================================================

Schedule of Portfolio Investments

September 30, 2005 (Dollars in thousands;unaudited)

Footnotes

      (1) Multifamily MBS securities are valued by the fair value procedures adopted by the AFL-CIO Housing Investment Trust's Board of Trustees. Refer to Note 1 of the financial statements for further information.

      (2) Construction interest rates are the rates charged to the borrower during the construction phase of the project. The permanent interest rates are charged to the borrower during the amortization period of the loan, unless HUD requires that such rates be charged earlier.

      (3) Prior to December 20, 2005, this investment is a mortgage-backed security guaranteed by the Government National Mortgage Association ("GNMA-MBS"). From and after December 20, 2005, the investment will be a tax-exempt bond collateralized by the GNMA-MBS.

      (4)   Tax-exempt bonds collateralized by Ginnie Mae Securities.

      (5) Discount note secured by Fannie Mae MBS. Interest rate is yield calculated based on purchase price of discount note.

      (6) During construction the investment is a participation in the construction loan which is secured by a letter of credit; the permanent financing will be a Fannie Mae MBS which the Trust has issued its commitment to purchase.

      (7) During construction, this investment is a mortgage credit enhanced by a letter of credit issued in favor of the Trust. Additionally, the interest rate during construction is a floating rate equal to LIBOR plus one hundred and fifty basis points for the related monthly period up to a maximum rate of 5.30%. At the completion of construction, the Trust will take delivery of either a Government Sponsored Enterprise MBS with an interest rate of 5.54% and a term of ten years or under certain conditions a Mini-Perm Loan with an interest rate of 5.45% and a term of five years.

      (8)   Loan insured by Ambac Assurance Corporation.

      (9) Interest rate is yield calculated based on purchase price of discount note.

      (10) Short-term investments with remaining maturities of sixty days or less.

      (11) This instrument was purchased in September, 2005. The Trust will receive $2,005,945 upon maturity. The underlying collateral of the repurchase agreement is a Ginnie Mae security with a market value of $2,097,866.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS; unaudited
As of September 30, 2005 (Dollars in thousands)

The accompanying notes are an integral part of this Schedule of Portfolio Investments.

Note 1. Summary of Significant Accounting Policies For Schedule of Portfolio Investments

The American Federation of Labor and Congress of Industrial Organizations (AFL-CIO) Housing Investment Trust (the Trust) is a common law trust created under the laws of the District of Columbia and is registered under the Investment Company Act of 1940 as a no-load, open-end investment company. The Trust has obtained certain exemptions from the requirements of the Investment Company Act of 1940 that are described in the Trust's Statement of Additional Information and Prospectus.

Participation in the Trust is limited to eligible labor organizations and pension, welfare and retirement plans that have beneficiaries who are represented by labor organizations.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

Investment Valuation

Net asset value per share (NAV calculation) is calculated as of the close of business of the major bond markets in New York City on the last business day of the month.

Portfolio securities for which market quotations are readily available (single family mortgage-backed securities, Government Sponsored Enterprise notes, and U.S.Treasury securities) are valued by an independent pricing service, published prices, market quotes and dealer bids.

Portfolio investments for which market quotations are not readily available (multifamily mortgage-backed securities investments, mortgage securities and construction mortgage securities) are valued at their fair value determined in good faith under consistently applied procedures adopted by the Board of Trustees using dealer bids and discounted cash flow models. The respective cash flow models use market-based discount and prepayment rates developed for each investment category. The market-based discount rate is composed of a risk-free yield (i.e., a U.S. Treasury Note) adjusted for an appropriate risk premium. The risk premium reflects actual premiums in the market place over the yield on U.S. Treasury securities of comparable risk and maturity to the security being valued as adjusted for other market considerations. On investments for which the Trust finances the construction and permanent securities or participation interests, value is determined based upon the total amount, funded and/or unfunded, of the commitment. The Trust has retained an independent firm to determine the fair market value of such securities. In accordance with the procedures adopted by the Board, the monthly third-party valuation is reviewed by the Trust staff to determine whether valuation adjustments are appropriate based on any material impairments in value arising from specific facts and circumstances of the investment (e.g., mortgage defaults). All such adjustments must be reviewed and approved by the independent valuation firm prior to incorporation in the NAV.

Short-term investments with remaining maturities of sixty days or less are valued on the basis of amortized cost, which approximates fair value. Cash and cash equivalents include overnight money market funds which are also carried at cost.

Federal Income Taxes

The Trust's cost for Federal tax purposes approximates book cost. As of September 30, 2005, the amortized cost of investments for federal income tax purposes was $3,497,905. Net realized and unrealized losses aggregated to $45,889 as of September 30, 2005, of which $1,986 related to net realized gains on depreciated investments and $47,875 related to unrealized losses on depreciated investments.

Item 2. Controls and Procedures.

      (a) The Trust's Chief Executive Officer (the principal executive officer) and Chief Financial Officer (the principal financial officer) have concluded that the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)), are effective to ensure that material information relating to the Trust is made known to them by appropriate persons, based on their evaluation of such controls and procedures within 90 days of the filing of this report.

      (b) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Trust's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the AFL-CIO Housing Investment Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AFL-CIO HOUSING INVESTMENT TRUST

By: /s/  Stephen Coyle
    -------------------
       Name: Stephen Coyle
       Title: Chief Executive Officer

Date: November 29, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the AFL-CIO Housing Investment Trust and in the capacities and on the dates indicated.


/s/ Stephen Coyle
-------------------------------
Stephen Coyle
Chief Executive Officer
(Principal Executive Officer)
Date: November 29, 2005


/s/ Erica Khatchadourian
-------------------------------
Erica Khatchadourian
Chief Financial Officer
(Principal Financial Officer)
Date: November 29, 2005